General and Administrative - Summary of General and Administrative Expense (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Significant non cash charges [Abstract]
Average performance factor used to calculate the accrual related to the anticipated fair value of the PSUs issue	83.00%	14.00%	83.00%	14.00%